Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [Line Items]
Beginning balance	₩ 64,127	₩ 121,714
Additions	251,344	180,666
Reversal		(18,766)
Usage and reclassification	(211,143)	(220,164)
Business combination		677
Ending balance	104,328	64,127
Current	76,016	55,972
Non-current	28,312	8,155
Litigations and claims [member]
Disclosure of other provisions [Line Items]
Beginning balance		61,245
Additions	43	12,471
Reversal		(14,887)
Usage and reclassification		(58,829)
Ending balance	43
Current	43
Warranties [member]
Disclosure of other provisions [Line Items]
Beginning balance	62,462	56,429
Additions	251,131	167,322
Reversal		(631)
Usage and reclassification	(211,143)	(161,335)
Business combination		677
Ending balance	102,450	62,462
Current	74,138	54,307
Non-current	28,312	8,155
Others [member]
Disclosure of other provisions [Line Items]
Beginning balance	1,665	4,040
Additions	170	873
Reversal		(3,248)
Ending balance	1,835	1,665
Current	₩ 1,835	₩ 1,665